Label	Element	Value
Innovator Premium Income 20 Barrier ETF™ - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.50%
Innovator Premium Income 20 Barrier ETF™ - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,552.30 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.80%
Innovator Premium Income 20 Barrier ETF™ - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 20 Barrier ETF™ - October | S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $460.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 20 Barrier ETF™ - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,609.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(25.90%)